COMMITMENTS AND CONTINGENCIES - Maturities of lease liabilities under operating lease (Details) - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Maturity of lease liabilities
2025	$ 27,315
2026	24,069
2027	17,482
Total lease payments	68,866
Amount of lease payments representing interest	(4,102)
Total present value of operating lease liabilities	64,764
Operating lease liabilities
Current portion	24,892	$ 57,402
Long-term portion	39,872
Total present value of operating lease liabilities	$ 64,764